Summary of Significant Accounting Policies - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 564,374	$ 84,092	¥ 594,061	$ 91,958	¥ 403,693	$ 57,023
Less than 3 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	450,326	67,099	466,082
More than 3 months and less than 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	111,049	16,546	¥ 127,979
More than 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 2,999	$ 447